INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	Weighted average	December 31,
	remaining useful life (years)	2012	2011
Original cost:

Patent	-	$1,899	$1,899
Distribution agreements	3.0	1,600	1,600
Brand name	1.0	295	295
In process R&D (*)	1.7	2,666	773
Developed technologies (*)	4.5	28,852	29,533
Trade name	8.0	3,300	3,300
Non-compete covenant	-	1,200	1,200
Customer relationships	3.9	10,773	8,930
Distribution exclusivity (*)	1.3	1,632	1,632

		52,217	49,162
Accumulated amortization:

Patent		1,899	1,899
Distribution agreements		506	363
Brand name		251	206
In process R&D		63	-
Developed technology		8,386	7,017
Trade name		900	600
Non-compete covenant		1,200	800
Customer relationships		7,360	5,717
Distribution exclusivity		1,219	747

		21,784	17,349

Amortized cost		$30,433	$31,813

(*)
During the years ended December 31, 2012, 2011 and 2010, the Company recorded an impairment charge in the total amount of $3,370, $123 and $1,319, respectively. The impairment charge in 2012 was attributed to in-process R&D and developed technology in the amounts of $510 and $2,860, respectively. The impairment charge in 2011 was attributed to distribution exclusivity license in the amount of $123. The impairment charge in 2010 was attributed to in-process R&D and to developed technology in the amounts of $720 and $599, respectively.

During 2012, 2011 and 2010, the Company recorded amortization expenses in the amount of $7,877, $8,058 and $6,908, respectively. The annual amortization expense relating to intangible assets as of December 31, 2012 is estimated to be as follows:

2013	$6,464
2014	5,190
2015	5,188
2016	4,427
2017	3,566
Thereafter	5,598

Total	$30,433